Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	At December 31,
	2016	2017	2018
	(in thousands)
Cash at banks	$8,765	$2,039	$4,577
Cash equivalents	11,437	909	7,509
Cash and cash equivalents	$20,202	$2,948	$12,086
Most of the cash and cash equivalents is held in U.S. dollar and euros as follows:

	At December 31,
	2016	2017	2018
	(in thousands)
U.S. dollar denominated accounts	$19,122	$1,343	$4,411
Euro denominated accounts	949	1,503	7,545
GBP denominated accounts	23	30	30
SGP denominated accounts	53	16	53
NIS denominated accounts	36	11	21
RMB denominated accounts	2	21	7
Other currencies denominated accounts	17	24	19
Cash and cash equivalents	$20,202	$2,948	$12,086